 Small Cap Equity Portfolio
------------------------------------------------------------------------------
 Portfolio Of Investments  December 31, 1996

ISSUER                                              SHARES          VALUE
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
------------------------------------------------------------------------------

CONSUMER DISCRETIONARY/SERVICES - 23.3%
Anchor Gaming*...........................            22,200       $   893,550
Bally Entertainment Corp.* ..............             8,800           316,800
Film Roman Inc.*.........................           110,450           842,181
Forensic Technologies*...................            41,900           408,525
Forrester Research Inc.*.................             3,800            97,850
Gadzooks Inc.*...........................            43,600           795,700
HeftelBroadcasting Corp.* ...............            27,150           855,225
Lamar Advertising Co.*...................            35,200           853,600
Metro Networks Inc.*.....................            38,800           979,700
Micro Warehouse Inc.*....................            32,800           385,400
Regal Cinemas*...........................            30,300           931,725
Remedy Temp Inc.*........................            54,950           947,888
Snyder Communications Inc.*..............            32,500           877,500
Suburban Lodges America*.................            55,700           891,200
Toy Biz Inc.*............................            46,850           913,575
                                                                  -----------
                                                                   10,990,419
                                                                  -----------
CONSUMER STAPLES - 7.4%
Carson Inc.*.............................            61,650           855,394
Consolidated Cigar Holdings*.............            33,150           820,462
Performance Food Group Co.*..............            63,400           982,700
Worthington Foods Inc....................            43,933           834,727
                                                                  -----------
                                                                    3,493,283
                                                                  -----------
FINANCIAL SERVICES - 12.7%
First Empire State Corp..................             2,950           849,600
Interwest Bancorp Inc.*..................            26,000           838,500
Investors Financial Services Corp.*......            30,900           857,475
Roosevelt Financial Group................            45,150           948,150
Sirrom Capital Corp......................            22,950           843,413
Texas Regional Bank Shares "A"...........            24,400           829,600
WestAmerica Bancorp......................            14,200           820,050
                                                                  -----------
                                                                    5,986,788
                                                                  -----------

HEALTH CARE - 12.7%
American HomePatient*....................            34,900           951,025
Cytyc Corp.*.............................            37,050         1,000,350
ESC Medical Systems Ltd.*................            32,800           836,400
Integrated Living Community..............           100,400           577,300
NCS Healthcare Inc. Class "A"*...........            32,600           949,475
Physicians Sales & Service*..............            58,250           837,344
Vivus Inc.*..............................            23,200           841,000
                                                                  -----------
                                                                    5,992,894
                                                                  -----------
INTEGRATED OILS - 1.6%
Giant Industries Inc.....................            54,550           763,700
                                                                  -----------

MATERIALS & PROCESSING - 3.7%
Carbide/Graphite Group*..................            45,350           889,993
Intertape Polymer Group..................            35,950           826,850
                                                                  -----------
                                                                    1,716,843
                                                                  -----------
OTHER ENERGY - 4.1%
Belco Oil & Gas Corp. ...................            34,950           956,756
Lomak Petroleum Inc......................            56,550           968,419
                                                                  -----------
                                                                    1,925,175
                                                                  -----------
PRODUCER DURABLES - 11.9%
Blount Inc. Class "A"....................            22,050           846,168
Champion Enterprises Inc.*...............            44,000           858,000
Dupont Photomasks*.......................            19,050           864,393
Hardinage Inc.*..........................            31,800           846,675
Panavision Inc.*.........................            39,800           825,850
Polycom Inc.*............................            95,050           463,369
Uniphase Corp.*..........................            16,700           876,750
                                                                  -----------
                                                                    5,581,205
                                                                  -----------
TECHNOLOGY - 18.4%
Activision Inc.*.........................            64,550           831,081
Epic Design Technology Inc.*.............            33,650           841,250
Inso Corp.*..............................            21,550           856,613
Macromedia Inc.*.........................            46,100           829,800
Mastech Corp.*...........................            52,500           997,500
Midway Games Inc.*.......................            44,650           904,163
Network General Corp.*...................            32,950           996,738
Phoenix Technology Ltd.*.................            52,650           848,981
S3 Inc.*.................................            50,100           814,125
Silicon Valley Research Inc.*............            71,000           142,000
Triquint Semiconductor Inc.*.............            23,326           615,223
                                                                  -----------
                                                                    8,677,474
                                                                  -----------
UTILITIES - 3.5%
Atlantic Tele-Network*...................            51,200           780,800
PLD Telekom Inc.*........................           144,900           887,513
                                                                  -----------
                                                                    1,668,313
                                                                  -----------

TOTAL COMMON STOCKS
 (Identified Cost $44,553,392)                                     46,796,094
                                                                  -----------

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SHORT-TERM OBLIGATIONS, AT AMORTIZED COST -- 5.4%
------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement
   5.90% due 1/02/97 proceeds at
   maturity $593,648 (collateralized by
   $255,531 U.S. Treasury Note
   10.625% due 8/15/15,
   $259,276 U.S. Treasury Note
   12.00% due 8/15/13 and
   $91,795 U.S. Treasury Note
   9.125% due 5/15/18) ..................                             593,648
United States Treasury Bills
   5.04% due 4/03/97.....................                           1,973,960
                                                                  -----------
                                                                    2,567,608
                                                                  -----------

Total Investments ..............   104.7%                          49,363,702
 (Identified Cost $47,121,000)
Other Assets,
 Less Liabilities ..............    (4.7)                          (2,221,380)
                                   -----                          -----------
Net Assets .....................   100.0%                         $47,142,322
                                   =====                          ===========

* Non income producing

See notes to financial statements

 Small Cap Equity Portfolio
------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  December 31, 1996


ASSETS:
Investments at value (Note 1A) (Identified Cost, $47,121,000) ...    $49,363,702
Dividend and Interest receivable ................................          9,459
                                                                     -----------
    Total assets ................................................     49,373,161
                                                                     -----------
LIABILITIES:
Payable for investments purchased ...............................      2,168,062
Payable to affiliates - Investment advisors fees (Note 2) .......         29,295
Accrued expenses and other liabilities ..........................         33,482
                                                                     -----------
    Total liabilities ...........................................      2,230,839
                                                                     -----------
Net Assets ......................................................     47,142,322
                                                                     ===========
REPRESENTED BY:
Paid-in capital for beneficial interests ........................    $47,142,322
                                                                     ===========
See notes to financial statements

 Small Cap Equity Portfolio
------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 1996

INVESTMENT INCOME:
  Interest Income ..................................   $    75,339
  Dividend Income ..................................        73,749  $   149,088
                                                       -----------

EXPENSES:
Investment advisory fees (Note 2) ..................       147,259
Auditing fees ......................................        28,800
Custodian fees .....................................        31,705
Legal fees .........................................         5,853
Administrative fees (Note 3) .......................         9,817
Trustee fees .......................................         5,001
Miscellaneous ......................................         2,022
                                                       -----------
  Total expenses ...................................       230,457
Less aggregate amount waived by Investment
 Adviser and Administrator (Notes 2 and 3) .........      (109,905)
                                                       -----------
  Net expenses .....................................                    120,552
                                                                    -----------
  Net investment income ............................                     28,536
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions .....                  1,063,995
Unrealized appreciation of investments--
   Beginning of period .............................       725,820
   End of period ...................................     2,242,702
                                                       -----------
 NET CHANGE IN UNREALIZED APPRECIATION .............                  1,516,882
                                                                    -----------
   Net realized and unrealized gain on investments .                  2,580,877
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $ 2,609,413
                                                                    ===========

See notes to financial statements

 Small Cap Equity Portfolio
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 STATEMENT OF CHANGES IN NET ASSETS

                                                                                            JUNE 21, 1995
                                                                                            (COMMENCEMENT
                                                                       YEAR ENDED          OF OPERATIONS) TO
                                                                    DECEMBER 31, 1996      DECEMBER 31, 1995
                                                                    ----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                                  $    28,536           $   16,583
Net realized gain on investment transactions .................           1,063,995              288,385
Net change in unrealized appreciation of investments .........           1,516,882              725,820
                                                                       -----------           ----------
    Net increase in net assets resulting from operations .....           2,609,413            1,030,788
                                                                       -----------           ----------
CAPITAL TRANSACTIONS:
Proceeds from contributions ..................................          45,631,942            4,044,649
Value of withdrawals .........................................          (6,088,455)             (86,015)
                                                                       -----------           ----------
    Net increase in net assets from capital transactions .....          39,543,487            3,958,634
                                                                       -----------           ----------
NET INCREASE IN NET ASSETS: ..................................          42,152,900            4,989,422
NET ASSETS:
Beginning of period ..........................................           4,989,422                   --
                                                                       -----------           ----------
End of period ................................................         $47,142,322           $4,989,422
                                                                       ===========           ==========

See notes to financial statements

 Small Cap Equity Portfolio
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                             JUNE 21, 1995
                                                                                             (COMMENCEMENT
                                                                       YEAR ENDED          OF OPERATIONS) TO
                                                                    DECEMBER 31, 1996      DECEMBER 31, 1995
                                                                    -----------------      -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ......................           $47,142               $4,989
Ratio of expenses to average net assets ........................             0.61%                   -0-
Ratio of net investment income to average net assets ...........             0.15%                 1.22%*
Portfolio turnover .............................................                89%                  41%
Average commission rate per share (A) ..........................           $0.0467                   N/A

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended
December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets .................................             1.17%                 2.50%*
Net investment income (loss) to average net assets .............             (0.41)%              (1.28%)*

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after
    September 1, 1995.
  * Annualized

See notes to financial statements

 Small Cap Equity Portfolio
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 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Small Cap Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. (Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $147,259 of which $100,088 was voluntarily waived for the year ended December 31, 1996. The Investment advisory fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $9,817 all of which was voluntarily waived for the year ended December 31, 1996. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $57,523,457 and $17,005,422, respectively, for the year ended December 31, 1996.

(5)  FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1996, as computed on a federal income tax basis, are as follows:

          Aggregate cost                          $47,121,000
                                                  ===========
          Gross unrealized appreciation ......    $ 4,705,927
          Gross unrealized depreciation ......     (2,463,225)
                                                  -----------
          Net unrealized appreciation ........    $ 2,242,702
                                                  ===========

(6) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1996, the commitment fee allocated to the Portfolio was $86. Since the line of credit was established, there have been no borrowings.

 Small Cap Equity Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, SMALL CAP EQUITY PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1996, the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1996, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 4, 1997